Cost of Revenues (Details) - Schedule of cost of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Cost Revenues [Abstract]
Payroll and related benefits (including share-based compensation)	$ 896	$ 796	$ 655
Raw materials subcontractors and auxiliary materials	298	828	461
Shipping	48	50	39
Royalties to the IIA	93	123	116
Depreciation	111	33	7
Others	194	113	146
Total	$ 1,640	$ 1,943	$ 1,424